Label	Element	Value
First Investors Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Long Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 226 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-60 of the Fund’s Statement of Additional Information.  You may be required to pay a commission to your financial intermediary for Institutional Class shares purchased through them. Such commissions are not reflected in the tables or the Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  From the Fund’ s inception date, December 1, 2016, to its fiscal year end, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $50,000 in certain classes of shares of certain First Investors Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2019).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund utilizes a long/short investment strategy through investments in equity securities, primarily common stocks of U.S. issuers.  The Fund defines U.S. issuers to include issuers domiciled in the U.S. or issuers whose securities are traded on a U.S. exchange.  To a lesser extent, the Fund also may invest in equity securities of foreign issuers, primarily through American Depositary Receipts (“ADRs”).  The Fund may invest in companies of any market capitalization and also may invest in initial public offerings (“IPOs”).  At certain times, based on the currently existing market environment, Lazard Asset Management LLC, the Fund’s subadviser (“Lazard”), may not believe it is able to find sufficient opportunities to invest in equity securities and/or take short positions in equity securities and may determine to tactically shift the Fund’s portfolio to invest substantially in money market instruments, such as short-term U.S. Treasury securities and certificates of deposit.  The Fund may not pursue or achieve its investment objective at such times.  The Fund may engage in short-term trading which may result in high portfolio turnover.

Lazard’s approach in managing the Fund is based on its bottom-up relative-value philosophy. Under normal circumstances, the subadviser seeks to take long positions by investing in equity securities of companies it believes have strong and/or improving financial productivity that have attractive valuations.  Lazard seeks to complement these long positions with short positions in companies viewed by the subadviser to possess deteriorating fundamentals, unattractive valuations or other qualities warranting a short position, or as a sector or market hedge.  A short sale involves the sale of a security that the Fund borrows and does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date at a lower price and profiting from the price decline.  The use of short sales may result in leverage.  The Fund may use short positions to seek to increase returns or to reduce risk. The total gross exposure of the Fund will typically range from 0% to 200% of the Fund’s net asset value (“NAV”) and the net exposure of the Fund will typically range from -25% (net short exposure) to 100% (net long exposure) of its NAV.  As an example, if the Fund’s gross long exposure is 100% of its NAV and its gross short exposure is 75% of its NAV, the Fund would have a net long exposure of 25% of NAV.

The Fund is non-diversified.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

American Depositary Receipts Risk.  ADRs may involve many of the same risks as direct investments in foreign securities, including currency exchange fluctuations, less liquidity and more volatility, governmental regulations, and the potential for political and economic instability.

Counterparty Credit Risk.  The Fund’s short strategy depends on counterparties from which the Fund borrows securities.  The Fund must post collateral when borrowing securities and the Fund is subject to the risk of default by a counterparty, which could result in a loss of collateral and money owed to the Fund.

Foreign Securities Risk.  There are special risk factors associated with investing in foreign securities, including the risks of fluctuations in exchange rates, potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, less stringent regulation and supervision of foreign securities markets, custodians and securities depositories, and potential capital restrictions.

High Portfolio Turnover Risk.  High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.

IPO Shares Risk.  The prices of securities purchased in IPOs can be very volatile and are especially subject to the risk of decline.

Leverage Risk.  Engaging in short sales may cause leverage, which may magnify the Fund’s gains or losses.

Market Risk.  Stock prices may decline over short or even extended periods due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions. Since the Fund will typically hold both long and short positions, the Fund will suffer both when there is a general market advance and the Fund holds significant “short” positions, or when there is a general market decline and the Fund holds significant “long” positions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult to sell mid- to small-size company stocks at reasonable prices.

Non-Diversification Risk.  The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers.  This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

Short Position Risk.  Short positions may involve substantial risks. If a security underlying a short position appreciates in value during the period of the Fund’s investment, there will be a loss to the Fund that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased long is limited to the amount paid for the security plus the transaction costs.  However, the Fund’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as such, its assets may be invested in a limited number of issuers. This means that the Fund’s performance may be substantially impacted by the change in value of even a single holding.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s Class A shares performance for the past calendar year.  The table shows how the Fund’s average total returns for the 1-year and Life of Class periods compare to those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance is available by visiting www.foresters.com or by calling 1(800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (800) 423-4026
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.foresters.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Year Ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 2.80% (for the quarter ended March 31, 2017) and the lowest quarterly return was 0.49% (for the quarter ended June 30, 2017).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.49%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and will vary for other share classes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

First Investors Long Short Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Life of Class*	rr_AverageAnnualReturnSinceInception	22.33%	[1]
First Investors Long Short Fund | HFRX Equity Hedge Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.06%
Life of Class*	rr_AverageAnnualReturnSinceInception	9.43%	[1]
First Investors Long Short Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.26%
Other Expenses	rr_OtherExpensesOverAssets	2.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.78%	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 880
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,486
Annual Return 2017	rr_AnnualReturn2017	5.60%
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
Life of Class*	rr_AverageAnnualReturnSinceInception	(0.44%)	[1]
First Investors Long Short Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
Life of Class*	rr_AverageAnnualReturnSinceInception	(0.44%)	[1]
First Investors Long Short Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
Life of Class*	rr_AverageAnnualReturnSinceInception	(0.33%)	[1]
First Investors Long Short Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.20%
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.52%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,749
1 Year	rr_AverageAnnualReturnYear01	5.90%
Life of Class*	rr_AverageAnnualReturnSinceInception	5.44%	[1]
First Investors Long Short Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.20%
Other Expenses	rr_OtherExpensesOverAssets	2.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.87%	[3]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,026
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,815
1 Year	rr_AverageAnnualReturnYear01	6.00%
Life of Class*	rr_AverageAnnualReturnSinceInception	5.53%	[1]

[1]	The average annual total returns shown are for the period since the Fund's commencement on 12/1/16.
[2]	A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
[3]	The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, expenses related to short sales, including dividend and borrowing expenses, and extraordinary expenses, such as litigation expenses, if any) exceed 1.95% for Class A, 1.67% for Advisor Class and 1.54% for Institutional Class shares. The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund's Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed or the current limits established under the Expense Limitation Agreement. The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2019, only with the approval of the Fund's Board of Trustees.